Borrowings - Schedule of Borrowings (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Borrowings [Line Items]
Total Notes Payable	$ 2,596,627	$ 13,381,016	$ 14,669,280
Less: Debt Issuance Costs		(140,082)	(398,324)
Borrowings	2,596,627	13,240,934	14,270,956
Silverview Loan [Member]
Schedule of Borrowings [Line Items]
Total Notes Payable			12,250,000
Senior Notes [Member] | Silverview Loan [Member]
Schedule of Borrowings [Line Items]
Total Notes Payable		10,682,438	12,250,000
Senior Notes [Member] | PPP Loan [Member]
Schedule of Borrowings [Line Items]
Total Notes Payable	2,269,456	2,269,456	2,269,456	$ 2,269,456
Senior Notes [Member] | COVID19 TTS Loan [Member]
Schedule of Borrowings [Line Items]
Total Notes Payable	22,354	39,247
Senior Notes [Member] | City Of Eugene [Member]
Schedule of Borrowings [Line Items]
Total Notes Payable	$ 304,817	$ 389,875